Goodwill and Other Intangible Assets, Net - Changes in carrying amount of goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill Roll Forward
Goodwill beginning balance	¥ 484,564	¥ 539,490
Acquisition of rehabilitation business		22,324
Sales of directly-operated salons, and closure of directly-operated salons	(117,757)	(54,926)
Goodwill ending balance	389,131	484,564	¥ 539,490
Goodwill impairment losses	¥ 0	¥ 0	¥ 0